Basis of Presentation - Reconciliation of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases
Lease liability recognised	€ 733,499	€ 740,690
Adoption of IFRS 16
Leases
Operating lease commitments existing as at 31 December 2018			€ 400,579
Periods covered by an option to extend the lease by the Group			579,261
Discounting using the Group's incremental borrowing rate			(311,116)
Finance lease liabilities recognised as at 31 December 2018			1,395
Short-term leases recognised on a straight-line basis as expense			(4,822)
Others			(349)
Lease liability recognised			€ 664,948